Stock-Based Compensation - Stock Activity and the Total Number of Shares Available for Grant (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	(445,353)	(14,304,160)
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	499,133	2,822,165
Authorized	11,063,028	9,273,082
Options canceled and forfeited		2,632,413
Repurchases		75,633
Options granted		(14,304,160)
Shares Repurchased	138,291
Termination of 2016 Plan reserve	(1,800,127)
Ending Balance	0	499,133
Restricted Stock Units (RSUs) [Member] | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	(11,048,584)
Number of Options, Forfeited	1,148,259